Other expenses	12 Months Ended
Dec. 31, 2021
Other expenses
Other expenses
30.    Other expenses

	December 31,
	2021	2020	2019
Administrative	4,484	3,060	4,136
Professional services	4,074	3,316	3,487
Maintenance and repairs	2,388	2,081	1,770
Share-based payments to directors	924	1,082	1,424
Regulatory fees	978	964	994
Rental - office and equipment	562	575	658
Advertising and marketing	179	100	290
Other	1,191	344	180
Total	14,780	11,522	12,939